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William Bielefeld William.Bielefeld@dechert.com +1 202 261 3386 Direct +1 773 562 8222 Fax

August 4, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Accordant ODCE Index Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Accordant ODCE Index Fund (the “Fund”) is Pre-Effective Amendment No. 4 to the Fund’s registration statement under the Investment Company Act of 1940 and Pre-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s initial Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain non-material changes to the Registration Statement. The Registrant has also filed via EDGAR correspondence responses to the comments of the staff of the SEC on the initial Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William Bielefeld
William Bielefeld